FINANCE COSTS	12 Months Ended
Dec. 31, 2022
Finance Costs
FINANCE COSTS

6. FINANCE COSTS

Finance costs comprise interest expense recognized from lease liabilities upon application of IFRS 16:

	For the years ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Interest on lease liability– continuing operations	25	51	75
Interest on lease liability - discontinued operations (Note 29)	1,479	2,115	2,673